Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000003389 [Member]
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE FUND
Class Name	LARGE CAP CORE FUND
Trading Symbol	NOLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LARGE CAP CORE FUND (SHARES/NOLCX)	$25	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Net Assets	$ 343,887,000
Holdings Count | Holding	166
Investment Company Portfolio Turnover	27.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$343,887
Total number of portfolio holdings	166
Portfolio turnover rate as of the end of the reporting period	27.96%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.2%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.2%
Health Care	9.0%
Industrials	7.9%
All other industries less than 5%*	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219383 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS I
Trading Symbol	NSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP CORE FUND (CLASS I/NSGRX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 27	[3]
Expense Ratio, Percent	0.50%	[3],[4]
Net Assets	$ 362,886,000
Holdings Count | Holding	1,638
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$362,886
Total number of portfolio holdings	1,638
Portfolio turnover rate as of the end of the reporting period	14.38%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.9%
Industrials	17.4%
Health Care	15.7%
Information Technology	14.2%
Consumer Discretionary	10.7%
Short-Term Investments	6.7%
Real Estate	5.1%
All other industries less than 5%*	17.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219382 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS K
Trading Symbol	NSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP CORE FUND (CLASS K/NSCKX)	$22	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 22	[5]
Expense Ratio, Percent	0.40%	[5],[6]
Net Assets	$ 362,886,000
Holdings Count | Holding	1,638
Investment Company Portfolio Turnover	14.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$362,886
Total number of portfolio holdings	1,638
Portfolio turnover rate as of the end of the reporting period	14.38%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.9%
Industrials	17.4%
Health Care	15.7%
Information Technology	14.2%
Consumer Discretionary	10.7%
Short-Term Investments	6.7%
Real Estate	5.1%
All other industries less than 5%*	17.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003391 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP INDEX FUND
Class Name	SMALL CAP INDEX FUND
Trading Symbol	NSIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP INDEX FUND (SHARES/NSIDX)	$6	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 6	[7]
Expense Ratio, Percent	0.10%	[7],[8]
Net Assets	$ 1,366,962,000
Holdings Count | Holding	1,990
Investment Company Portfolio Turnover	14.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,366,962
Total number of portfolio holdings	1,990
Portfolio turnover rate as of the end of the reporting period	14.88%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.7%
Industrials	17.2%
Health Care	15.6%
Information Technology	15.2%
Short-Term Investments	11.3%
Consumer Discretionary	9.7%
Real Estate	5.9%
All other industries less than 5%*	16.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003392 [Member]
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE FUND
Class Name	SMALL CAP VALUE FUND
Trading Symbol	NOSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP VALUE FUND (SHARES/NOSGX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 27	[9]
Expense Ratio, Percent	0.50%	[9],[10]
Net Assets	$ 672,752,000
Holdings Count | Holding	444
Investment Company Portfolio Turnover	40.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$672,752
Total number of portfolio holdings	444
Portfolio turnover rate as of the end of the reporting period	40.35%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	25.0%
Industrials	13.0%
Consumer Discretionary	10.8%
Information Technology	8.7%
Real Estate	8.6%
Health Care	8.6%
Short-Term Investments	8.4%
Energy	6.3%
All other industries less than 5%*	14.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003393 [Member]
Shareholder Report [Line Items]
Fund Name	STOCK INDEX FUND
Class Name	STOCK INDEX FUND
Trading Symbol	NOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
STOCK INDEX FUND (SHARES/NOSIX)	$3	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 3	[11]
Expense Ratio, Percent	0.05%	[11],[12]
Net Assets	$ 17,166,083,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	1.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$17,166,083
Total number of portfolio holdings	507
Portfolio turnover rate as of the end of the reporting period	1.86%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	33.9%
Financials	13.2%
Consumer Discretionary	10.2%
Communication Services	9.9%
Health Care	8.6%
Industrials	8.3%
All other industries less than 5%*	15.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003395 [Member]
Shareholder Report [Line Items]
Fund Name	ARIZONA TAX-EXEMPT FUND
Class Name	ARIZONA TAX-EXEMPT FUND
Trading Symbol	NOAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$24	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 24	[13]
Expense Ratio, Percent	0.47%	[13],[14]
Net Assets	$ 55,595,000
Holdings Count | Holding	69
Investment Company Portfolio Turnover	19.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$55,595
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	19.19%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	74.8%
General Obligation Unlimited Bonds	22.6%
All other issuers less than 5%*	2.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003396 [Member]
Shareholder Report [Line Items]
Fund Name	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Class Name	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Trading Symbol	NCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[15]
Expense Ratio, Percent	0.45%	[15],[16]
Net Assets	$ 240,476,000
Holdings Count | Holding	136
Investment Company Portfolio Turnover	17.50%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$240,476
Total number of portfolio holdings	136
Portfolio turnover rate as of the end of the reporting period	17.50%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	61.5%
General Obligation Unlimited Bonds	29.3%
All other issuers less than 5%*	9.2%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003397 [Member]
Shareholder Report [Line Items]
Fund Name	CALIFORNIA TAX-EXEMPT FUND
Class Name	CALIFORNIA TAX-EXEMPT FUND
Trading Symbol	NCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$23	0.46%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[17]
Expense Ratio, Percent	0.46%	[17],[18]
Net Assets	$ 125,538,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	13.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$125,538
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	13.98%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.4%
General Obligation Unlimited Bonds	26.4%
All other issuers less than 5%*	10.2%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003398 [Member]
Shareholder Report [Line Items]
Fund Name	FIXED INCOME FUND
Class Name	FIXED INCOME FUND
Trading Symbol	NOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
FIXED INCOME FUND (SHARES/NOFIX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[19]
Expense Ratio, Percent	0.45%	[19],[20]
Net Assets	$ 292,329,000
Holdings Count | Holding	351
Investment Company Portfolio Turnover	44.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$292,329
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	44.32%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	28.0%
Corporate Bonds	21.3%
Asset-Backed Securities	12.2%
Foreign Issuer Bonds	7.8%
U.S. Government Obligations	6.5%
Commercial Mortgage-Backed Securities	5.5%
Futures Contracts	11.5%
Futures Contracts Sold Short	6.6%
Other less than 5%*	0.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003402 [Member]
Shareholder Report [Line Items]
Fund Name	HIGH YIELD FIXED INCOME FUND
Class Name	HIGH YIELD FIXED INCOME FUND
Trading Symbol	NHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$31	0.60%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 31	[21]
Expense Ratio, Percent	0.60%	[21],[22]
Net Assets	$ 2,341,070,000
Holdings Count | Holding	551
Investment Company Portfolio Turnover	21.79%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$2,341,070
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	21.79%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	76.6%
Foreign Issuer Bonds	13.1%
Investment Companies	6.9%
Other less than 5%*	3.4%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003404 [Member]
Shareholder Report [Line Items]
Fund Name	INTERMEDIATE TAX-EXEMPT FUND
Class Name	INTERMEDIATE TAX-EXEMPT FUND
Trading Symbol	NOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[23]
Expense Ratio, Percent	0.45%	[23],[24]
Net Assets	$ 1,096,026,000
Holdings Count | Holding	379
Investment Company Portfolio Turnover	15.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,096,026
Total number of portfolio holdings	379
Portfolio turnover rate as of the end of the reporting period	15.81%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	12.6%
Florida	8.2%
California	7.5%
Illinois	7.4%
Texas	5.5%
Colorado	5.1%
All other states less than 5%*	53.7%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003405 [Member]
Shareholder Report [Line Items]
Fund Name	LIMITED TERM U.S. GOVERNMENT FUND
Class Name	LIMITED TERM U.S. GOVERNMENT FUND
Trading Symbol	NSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$22	0.44%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 22	[25]
Expense Ratio, Percent	0.44%	[25],[26]
Net Assets	$ 25,069,000
Holdings Count | Holding	66
Investment Company Portfolio Turnover	35.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$25,069
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	35.92%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	95.8%
Other less than 5%*	3.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003406 [Member]
Shareholder Report [Line Items]
Fund Name	TAX-EXEMPT FUND
Class Name	TAX-EXEMPT FUND
Trading Symbol	NOTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TAX-EXEMPT FUND (SHARES/NOTEX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[27]
Expense Ratio, Percent	0.45%	[27],[28]
Net Assets	$ 749,479,000
Holdings Count | Holding	344
Investment Company Portfolio Turnover	18.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$749,479
Total number of portfolio holdings	344
Portfolio turnover rate as of the end of the reporting period	18.38%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	11.4%
California	8.8%
Florida	8.7%
Illinois	8.0%
Colorado	6.9%
Texas	6.6%
All other states less than 5%*	49.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003407 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT FUND
Class Name	U.S. GOVERNMENT FUND
Trading Symbol	NOUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$22	0.43%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 22	[29]
Expense Ratio, Percent	0.43%	[29],[30]
Net Assets	$ 29,199,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	29.24%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$29,199
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	29.24%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	94.0%
U.S. Government Agencies	5.1%
Other less than 5%*	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003412 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT MONEY MARKET FUND
Class Name	U.S. GOVERNMENT MONEY MARKET FUND
Trading Symbol	NOGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$18	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 18	[31]
Expense Ratio, Percent	0.35%	[31],[32]
Net Assets	$ 20,881,652,000
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$20,881,652
Total number of portfolio holdings	119

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	45.9%
U.S. Government Agencies	39.4%
U.S. Government Obligations	15.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003413 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Class Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Trading Symbol	NOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$18	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 18	[33]
Expense Ratio, Percent	0.35%	[33],[34]
Net Assets	$ 4,673,043,000
Holdings Count | Holding	114
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$4,673,043
Total number of portfolio holdings	114

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.0%
U.S. Government Agencies	37.0%
U.S. Government Obligations	14.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003414 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY INDEX FUND
Class Name	INTERNATIONAL EQUITY INDEX FUND
Trading Symbol	NOINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$5	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[35]
Expense Ratio, Percent	0.10%	[35],[36]
Net Assets	$ 6,092,678,000
Holdings Count | Holding	711
Investment Company Portfolio Turnover	9.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$6,092,678
Total number of portfolio holdings	711
Portfolio turnover rate as of the end of the reporting period	9.44%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	34.7%
Japanese Yen	21.7%
British Pound	14.4%
Swiss Franc	9.2%
Australian Dollar	6.7%
All other currencies less than 5%*	12.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003415 [Member]
Shareholder Report [Line Items]
Fund Name	INCOME EQUITY FUND
Class Name	INCOME EQUITY FUND
Trading Symbol	NOIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INCOME EQUITY FUND (SHARES/NOIEX)	$27	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 27	[37]
Expense Ratio, Percent	0.49%	[37],[38]
Net Assets	$ 264,845,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	25.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$264,845
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	25.37%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	36.0%
Financials	11.2%
Consumer Discretionary	8.7%
Industrials	8.5%
Health Care	8.4%
Communication Services	8.4%
Consumer Staples	5.4%
All other industries less than 5%*	13.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003416 [Member]
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY FUND
Class Name	INTERNATIONAL EQUITY FUND
Trading Symbol	NOIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 27	[39]
Expense Ratio, Percent	0.50%	[39],[40]
Net Assets	$ 164,963,000
Holdings Count | Holding	217
Investment Company Portfolio Turnover	37.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$164,963
Total number of portfolio holdings	217
Portfolio turnover rate as of the end of the reporting period	37.61%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	30.8%
Japanese Yen	19.3%
British Pound	12.6%
Canadian Dollar	11.3%
Swiss Franc	7.1%
All other currencies less than 5%*	16.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003417 [Member]
Shareholder Report [Line Items]
Fund Name	LARGE CAP VALUE FUND
Class Name	LARGE CAP VALUE FUND
Trading Symbol	NOLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LARGE CAP VALUE FUND (SHARES/NOLVX)	$30	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 30	[41]
Expense Ratio, Percent	0.57%	[41],[42]
Net Assets	$ 65,885,000
Holdings Count | Holding	180
Investment Company Portfolio Turnover	43.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$65,885
Total number of portfolio holdings	180
Portfolio turnover rate as of the end of the reporting period	43.20%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	23.6%
Industrials	12.3%
Health Care	12.2%
Information Technology	11.1%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	6.5%
Real Estate	5.1%
All other industries less than 5%*	14.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000003419 [Member]
Shareholder Report [Line Items]
Fund Name	MID CAP INDEX FUND
Class Name	MID CAP INDEX FUND
Trading Symbol	NOMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MID CAP INDEX FUND (SHARES/NOMIX)	$5	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[43]
Expense Ratio, Percent	0.10%	[43],[44]
Net Assets	$ 2,050,740,000
Holdings Count | Holding	406
Investment Company Portfolio Turnover	7.44%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$2,050,740
Total number of portfolio holdings	406
Portfolio turnover rate as of the end of the reporting period	7.44%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	23.0%
Financials	16.6%
Information Technology	13.1%
Consumer Discretionary	12.1%
Health Care	8.6%
Real Estate	6.5%
All other industries less than 5%*	22.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000014609 [Member]
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY INDEX FUND
Class Name	EMERGING MARKETS EQUITY INDEX FUND
Trading Symbol	NOEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[45]
Expense Ratio, Percent	0.15%	[45],[46]
Net Assets	$ 2,327,424,000
Holdings Count | Holding	1,235
Investment Company Portfolio Turnover	18.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$2,327,424
Total number of portfolio holdings	1,235
Portfolio turnover rate as of the end of the reporting period	18.28%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Hong Kong Dollar	26.9%
Taiwan Dollar	19.0%
Indian Rupee	14.8%
Korean Won	10.7%
United States Dollar	5.0%
All other currencies less than 5%*	23.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000033959 [Member]
Shareholder Report [Line Items]
Fund Name	ACTIVE M INTERNATIONAL EQUITY FUND
Class Name	ACTIVE M INTERNATIONAL EQUITY FUND
Trading Symbol	NMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$47	0.84%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 47	[47]
Expense Ratio, Percent	0.84%	[47],[48]
Net Assets	$ 597,562,000
Holdings Count | Holding	495
Investment Company Portfolio Turnover	28.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$597,562
Total number of portfolio holdings	495
Portfolio turnover rate as of the end of the reporting period	28.74%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.9%
British Pound	20.5%
United States Dollar	15.5%
Japanese Yen	13.9%
All other currencies less than 5%*	19.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000034255 [Member]
Shareholder Report [Line Items]
Fund Name	GLOBAL REAL ESTATE INDEX FUND
Class Name	GLOBAL REAL ESTATE INDEX FUND
Trading Symbol	NGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$25	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 25	[49]
Expense Ratio, Percent	0.47%	[49],[50]
Net Assets	$ 754,362,000
Holdings Count | Holding	517
Investment Company Portfolio Turnover	2.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$754,362
Total number of portfolio holdings	517
Portfolio turnover rate as of the end of the reporting period	2.05%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	57.5%
Japanese Yen	9.8%
Australian Dollar	5.3%
Euro	5.0%
Hong Kong Dollar	5.0%
All other currencies less than 5%*	17.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000043366 [Member]
Shareholder Report [Line Items]
Fund Name	BOND INDEX FUND
Class Name	BOND INDEX FUND
Trading Symbol	NOBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
BOND INDEX FUND (SHARES/NOBOX)	$4	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 4	[51]
Expense Ratio, Percent	0.07%	[51],[52]
Net Assets	$ 2,306,263,000
Holdings Count | Holding	3,667
Investment Company Portfolio Turnover	24.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$2,306,263
Total number of portfolio holdings	3,667
Portfolio turnover rate as of the end of the reporting period	24.22%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	44.1%
U.S. Government Agencies	25.0%
Corporate Bonds	20.2%
Foreign Issuer Bonds	6.1%
Other less than 5%*	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000051415 [Member]
Shareholder Report [Line Items]
Fund Name	LIMITED TERM TAX-EXEMPT FUND
Class Name	LIMITED TERM TAX-EXEMPT FUND
Trading Symbol	NSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[53]
Expense Ratio, Percent	0.45%	[53],[54]
Net Assets	$ 336,306,000
Holdings Count | Holding	189
Investment Company Portfolio Turnover	11.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$336,306
Total number of portfolio holdings	189
Portfolio turnover rate as of the end of the reporting period	11.95%

Holdings [Text Block]
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	13.9%
New York	8.3%
Alabama	6.6%
California	5.9%
Oklahoma	5.3%
Florida	5.2%
Colorado	5.0%
All other states less than 5%*	49.8%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219384 [Member]
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS K
Trading Symbol	NSRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$13	0.24%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[55]
Expense Ratio, Percent	0.24%	[55],[56]
Net Assets	$ 1,918,366,000
Holdings Count | Holding	691
Investment Company Portfolio Turnover	3.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,366
Total number of portfolio holdings	691
Portfolio turnover rate as of the end of the reporting period	3.81%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	8.1%
Japanese Yen	5.6%
All other currencies less than 5%*	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219385 [Member]
Shareholder Report [Line Items]
Fund Name	WORLD SELECTION INDEX FUND
Class Name	CLASS I
Trading Symbol	NSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$16	0.29%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 16	[57]
Expense Ratio, Percent	0.29%	[57],[58]
Net Assets	$ 1,918,366,000
Holdings Count | Holding	691
Investment Company Portfolio Turnover	3.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,366
Total number of portfolio holdings	691
Portfolio turnover rate as of the end of the reporting period	3.81%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	8.1%
Japanese Yen	5.6%
All other currencies less than 5%*	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000070886 [Member]
Shareholder Report [Line Items]
Fund Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Class Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Trading Symbol	NMMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$63	1.11%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 63	[59]
Expense Ratio, Percent	1.11%	[59],[60]
Net Assets	$ 184,683,000
Holdings Count | Holding	141
Investment Company Portfolio Turnover	39.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$184,683
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	39.34%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	20.4%
Hong Kong Dollar	16.8%
Taiwan Dollar	14.3%
Korean Won	12.6%
Indian Rupee	10.4%
South African Rand	6.6%
All other currencies less than 5%*	19.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000070887 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Class Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Trading Symbol	NMMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$48	0.92%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 48	[61]
Expense Ratio, Percent	0.92%	[61],[62]
Net Assets	$ 85,053,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover	20.80%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$85,053
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	20.80%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	64.8%
Japanese Yen	9.5%
Australian Dollar	8.2%
Euro	6.6%
British Pound	6.1%
All other currencies less than 5%*	5.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000077366 [Member]
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	ULTRA-SHORT FIXED INCOME FUND
Trading Symbol	NUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[63]
Expense Ratio, Percent	0.25%	[63],[64]
Net Assets	$ 1,766,279,000
Holdings Count | Holding	258
Investment Company Portfolio Turnover	21.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,766,279
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	21.60%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	51.8%
Foreign Issuer Bonds	35.3%
Asset-Backed Securities	9.9%
Other less than 5%*	3.0%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000232975 [Member]
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[65]
Expense Ratio, Percent	0.25%	[65],[66]
Net Assets	$ 1,766,279,000
Holdings Count | Holding	258
Investment Company Portfolio Turnover	21.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$1,766,279
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	21.60%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	51.8%
Foreign Issuer Bonds	35.3%
Asset-Backed Securities	9.9%
Other less than 5%*	3.0%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000077367 [Member]
Shareholder Report [Line Items]
Fund Name	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Class Name	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Trading Symbol	NTAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[67]
Expense Ratio, Percent	0.25%	[67],[68]
Net Assets	$ 3,115,028,000
Holdings Count | Holding	529
Investment Company Portfolio Turnover	53.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$3,115,028
Total number of portfolio holdings	529
Portfolio turnover rate as of the end of the reporting period	53.26%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	74.9%
Corporate Bonds	6.6%
Foreign Issuer Bonds	6.2%
Short-Term Investments	5.7%
Other less than 5%*	6.6%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000079432 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Class Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Trading Symbol	NMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$35	0.68%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 35	[69]
Expense Ratio, Percent	0.68%	[69],[70]
Net Assets	$ 150,512,000
Holdings Count | Holding	1,508
Investment Company Portfolio Turnover	23.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$150,512
Total number of portfolio holdings	1,508
Portfolio turnover rate as of the end of the reporting period	23.90%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	78.6%
Investment Companies	12.0%
Foreign Issuer Bonds	8.7%
Term Loans	5.0%
Other less than 5%*	3.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000102783 [Member]
Shareholder Report [Line Items]
Fund Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Class Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Trading Symbol	BBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2,3]
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$14	0.26%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
[3]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 14	[71]
Expense Ratio, Percent	0.26%	[71],[72],[73]
Net Assets	$ 78,456,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	16.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$78,456
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16.02%

Holdings [Text Block]
ASSET CLASS WEIGHTINGS AS A % OF INVESTMENTS
U.S. Equity	41.1%
U.S. Bonds - Investment Grade	23.6%
Non U.S. Equity - Developed	16.6%
Non U.S. Equity - Emerging Markets	7.4%
Cash	4.2%
Global Infrastructure	3.1%
U.S. Bonds - Inflation Protected	2.0%
U.S. Bonds - High Yield	1.9%
Cash Equivalent	0.1%

C000116140 [Member]
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Class Name	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Trading Symbol	NMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$51	0.96%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51	[74]
Expense Ratio, Percent	0.96%	[74],[75]
Net Assets	$ 941,160,000
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$941,160
Total number of portfolio holdings	146
Portfolio turnover rate as of the end of the reporting period	31.40%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	45.7%
Euro	22.0%
British Pound	8.8%
Australian Dollar	5.8%
All other currencies less than 5%*	17.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000119673 [Member]
Shareholder Report [Line Items]
Fund Name	CORE BOND FUND
Class Name	CORE BOND FUND
Trading Symbol	NOCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CORE BOND FUND (SHARES/NOCBX)	$21	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 21	[76]
Expense Ratio, Percent	0.41%	[76],[77]
Net Assets	$ 93,215,000
Holdings Count | Holding	333
Investment Company Portfolio Turnover	51.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$93,215
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	51.62%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	22.8%
Corporate Bonds	16.3%
U.S. Government Obligations	13.9%
Asset-Backed Securities	12.2%
Foreign Issuer Bonds	7.2%
Futures Contracts	12.4%
Futures Contracts Sold Short	6.2%
Other less than 5%*	9.0%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000119674 [Member]
Shareholder Report [Line Items]
Fund Name	SHORT BOND FUND
Class Name	SHORT BOND FUND
Trading Symbol	BSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SHORT BOND FUND (SHARES/BSBAX)	$20	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 20	[78]
Expense Ratio, Percent	0.40%	[78],[79]
Net Assets	$ 228,408,000
Holdings Count | Holding	261
Investment Company Portfolio Turnover	60.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$228,408
Total number of portfolio holdings	261
Portfolio turnover rate as of the end of the reporting period	60.40%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	24.6%
Asset-Backed Securities	10.6%
Foreign Issuer Bonds	8.9%
U.S. Government Obligations	8.3%
U.S. Government Agencies	5.6%
Futures Contracts	23.2%
Futures Contracts Sold Short	14.0%
Other less than 5%*	4.8%
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219387 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS K
Trading Symbol	NUESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$21	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 21	[80]
Expense Ratio, Percent	0.39%	[80],[81]
Net Assets	$ 417,176,000
Holdings Count | Holding	175
Investment Company Portfolio Turnover	10.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$417,176
Total number of portfolio holdings	175
Portfolio turnover rate as of the end of the reporting period	10.85%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.3%
Financials	14.0%
Consumer Discretionary	11.7%
Industrials	10.5%
Health Care	10.4%
Communication Services	8.4%
All other industries less than 5%*	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

C000219386 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS I
Trading Symbol	NUEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$27	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 27	[82]
Expense Ratio, Percent	0.49%	[82],[83]
Net Assets	$ 417,176,000
Holdings Count | Holding	175
Investment Company Portfolio Turnover	10.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$417,176
Total number of portfolio holdings	175
Portfolio turnover rate as of the end of the reporting period	10.85%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.3%
Financials	14.0%
Consumer Discretionary	11.7%
Industrials	10.5%
Health Care	10.4%
Communication Services	8.4%
All other industries less than 5%*	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
[3]	Reflects applicable expense reimbursements and fee waivers.
[4]	Expense ratio is expressed on an annualized basis.
[5]	Reflects applicable expense reimbursements and fee waivers.
[6]	Expense ratio is expressed on an annualized basis.
[7]	Reflects applicable expense reimbursements and fee waivers.
[8]	Expense ratio is expressed on an annualized basis.
[9]	Reflects applicable expense reimbursements and fee waivers.
[10]	Expense ratio is expressed on an annualized basis.
[11]	Reflects applicable expense reimbursements and fee waivers.
[12]	Expense ratio is expressed on an annualized basis.
[13]	Reflects applicable expense reimbursements and fee waivers.
[14]	Expense ratio is expressed on an annualized basis.
[15]	Reflects applicable expense reimbursements and fee waivers.
[16]	Expense ratio is expressed on an annualized basis.
[17]	Reflects applicable expense reimbursements and fee waivers.
[18]	Expense ratio is expressed on an annualized basis.
[19]	Reflects applicable expense reimbursements and fee waivers.
[20]	Expense ratio is expressed on an annualized basis.
[21]	Reflects applicable expense reimbursements and fee waivers.
[22]	Expense ratio is expressed on an annualized basis.
[23]	Reflects applicable expense reimbursements and fee waivers.
[24]	Expense ratio is expressed on an annualized basis.
[25]	Reflects applicable expense reimbursements and fee waivers.
[26]	Expense ratio is expressed on an annualized basis.
[27]	Reflects applicable expense reimbursements and fee waivers.
[28]	Expense ratio is expressed on an annualized basis.
[29]	Reflects applicable expense reimbursements and fee waivers.
[30]	Expense ratio is expressed on an annualized basis.
[31]	Reflects applicable expense reimbursements and fee waivers.
[32]	Expense ratio is expressed on an annualized basis.
[33]	Reflects applicable expense reimbursements and fee waivers.
[34]	Expense ratio is expressed on an annualized basis.
[35]	Reflects applicable expense reimbursements and fee waivers.
[36]	Expense ratio is expressed on an annualized basis.
[37]	Reflects applicable expense reimbursements and fee waivers.
[38]	Expense ratio is expressed on an annualized basis.
[39]	Reflects applicable expense reimbursements and fee waivers.
[40]	Expense ratio is expressed on an annualized basis.
[41]	Reflects applicable expense reimbursements and fee waivers.
[42]	Expense ratio is expressed on an annualized basis.
[43]	Reflects applicable expense reimbursements and fee waivers.
[44]	Expense ratio is expressed on an annualized basis.
[45]	Reflects applicable expense reimbursements and fee waivers.
[46]	Expense ratio is expressed on an annualized basis.
[47]	Reflects applicable expense reimbursements and fee waivers.
[48]	Expense ratio is expressed on an annualized basis.
[49]	Reflects applicable expense reimbursements and fee waivers.
[50]	Expense ratio is expressed on an annualized basis.
[51]	Reflects applicable expense reimbursements and fee waivers.
[52]	Expense ratio is expressed on an annualized basis.
[53]	Reflects applicable expense reimbursements and fee waivers.
[54]	Expense ratio is expressed on an annualized basis.
[55]	Reflects applicable expense reimbursements and fee waivers.
[56]	Expense ratio is expressed on an annualized basis.
[57]	Reflects applicable expense reimbursements and fee waivers.
[58]	Expense ratio is expressed on an annualized basis.
[59]	Reflects applicable expense reimbursements and fee waivers.
[60]	Expense ratio is expressed on an annualized basis.
[61]	Reflects applicable expense reimbursements and fee waivers.
[62]	Expense ratio is expressed on an annualized basis.
[63]	Reflects applicable expense reimbursements and fee waivers.
[64]	Expense ratio is expressed on an annualized basis.
[65]	Reflects applicable expense reimbursements and fee waivers.
[66]	Expense ratio is expressed on an annualized basis.
[67]	Reflects applicable expense reimbursements and fee waivers.
[68]	Expense ratio is expressed on an annualized basis.
[69]	Reflects applicable expense reimbursements and fee waivers.
[70]	Expense ratio is expressed on an annualized basis.
[71]	Reflects applicable expense reimbursements and fee waivers.
[72]	Expense ratio is expressed on an annualized basis.
[73]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
[74]	Reflects applicable expense reimbursements and fee waivers.
[75]	Expense ratio is expressed on an annualized basis.
[76]	Reflects applicable expense reimbursements and fee waivers.
[77]	Expense ratio is expressed on an annualized basis.
[78]	Reflects applicable expense reimbursements and fee waivers.
[79]	Expense ratio is expressed on an annualized basis.
[80]	Reflects applicable expense reimbursements and fee waivers.
[81]	Expense ratio is expressed on an annualized basis.
[82]	Reflects applicable expense reimbursements and fee waivers.
[83]	Expense ratio is expressed on an annualized basis.